Property and Equipment, Net	6 Months Ended
Jun. 30, 2013
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
5.            PROPERTY AND EQUIPMENT, NET

At June 30, 2013 and December 31, 2012 and 2011, property and equipment consisted of the following:

	June 30,	December 31,
	2013	2012	2011
	(unaudited)
Vehicles	$579,291	$548,159	$605,247
Computers and Office Equipment	400,881	191,328	91,098
Equipment	425,036	399,645	440,241
Small Tools	-	-	20,504
Total	1,405,208	1,139,132	1,157,090
Less accumulated depreciation	(855,700)	(771,508)	(818,331)

Property and equipment, net	$549,508	$367,624	$338,759

On September 13, 2012, the Company sold 60% of its interest in its Digital subsidiary.  As a result of the deconsolidation of Digital, the Company sold capital equipment with an original purchase price of $330,669 and accumulated depreciation of $113,111.

Depreciation expense for the six months ended June 30, 2013 and 2012 was $84,192 and $39,210, respectively, and for the years ended December 31, 2012 and 2011 was $120,558 and $39,229, respectively.